Summary of Transaction and Carrying Value (Details) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 10, 2023	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cash	$ 2,200,000
Balance				$ 4,511,057
Fair value of stock issued	2,468,500		$ 2,468,500
Amortization				(305,550)	$ (157,443)
Addition legal costs for patent	69,694
Contingent liability	175,000
Balance		$ 4,511,057		$ 4,450,201	$ 4,511,057
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Balance	4,913,194
Fair value of stock issued		$ 2,000,000
Amortization	(462,993)
Balance	$ 4,450,201